Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.77%
Arizona: 7.14%
Education revenue: 3.54%
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00%	7-1-2027	$ 60,000	$ 64,176
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2028	60,000	64,599
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2029	65,000	70,402
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2030	65,000	70,688
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2031	70,000	76,459
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2032	325,000	354,375
Arizona IDA Education Revenue Refunding Bond Doral Academy Northern Nevada Series A 144A	4.00	7-15-2027	125,000	128,045
				828,744
Health revenue: 3.60%
Arizona IDA Hospital Revenue Phoenix Children's Hospital Series A	5.00	2-1-2024	300,000	316,765
Maricopa County AZ IDA Honorhealth Project Series A	4.00	9-1-2051	500,000	525,251
				842,016
				1,670,760
California: 4.19%
GO revenue: 1.29%
Sacramento CA City Unified School Refunding Bond	5.00	7-1-2022	300,000	302,780
Utilities revenue: 2.90%
California Community Choice Financing Authority Clean Energy Project Revenue SIFMA Index Series B 2 Green Buildings (SIFMA Municipal Swap +0.45%) ±	0.94	2-1-2052	700,000	677,868
				980,648
Colorado: 0.53%
Education revenue: 0.53%
Colorado ECFA Charter School New Summit Charter 144A	4.00	7-1-2031	125,000	123,850
Connecticut: 4.77%
Education revenue: 0.60%
Connecticut HEFA Trinity College Series S	5.00	6-1-2029	120,000	139,065
Health revenue: 4.17%
Connecticut HEFA Hartford Healthcare Series A	5.00	7-1-2025	725,000	790,855
Connecticut HEFA Stamford Hospital Series M %%	5.00	7-1-2024	175,000	184,817
				975,672
				1,114,737
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series SM  |  1

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Florida: 4.09%
Education revenue: 0.50%
Florida Development Finance Corporation Global Outreach Charter Project 144A	4.00%	6-30-2056	$ 125,000	$ 116,188
Health revenue: 3.59%
Florida Development Finance Corporation HCFR Lakeland Regional Health System	5.00	11-15-2026	750,000	841,158
				957,346
Georgia: 1.41%
Education revenue: 0.96%
Georgia Private College & University Authority Mercer University Project	5.00	10-1-2028	200,000	225,447
Utilities revenue: 0.45%
Municipal Electric Authority Georgia Plant Vogtle Units 3 & 4 Project Series A	5.00	1-1-2024	100,000	104,935
				330,382
Illinois: 8.80%
Education revenue: 1.21%
Illinois Finance Authority Revenue Acero Charter Schools Incorporated 144A	4.00	10-1-2035	125,000	125,687
Illinois Finance Authority Revenue Learn Charter School Project	4.00	11-1-2027	150,000	157,336
				283,023
Health revenue: 4.46%
Illinois Finance Authority Revenue Refunding Bonds Advocate Health Care Network Series 2014	5.00	8-1-2023	1,000,000	1,042,540
Miscellaneous revenue: 3.13%
Chicago IL Transit Authority Federal Transit Administration Capital Grant Receipts	5.00	6-1-2029	625,000	731,876
				2,057,439
Indiana: 1.70%
Water & sewer revenue: 1.70%
Indiana Finance Authority Wastewater Utility Revenue First Lien Communications Workers of America Authority Project Series A	5.00	10-1-2023	380,000	398,272
Kentucky: 1.12%
Health revenue: 1.12%
Hazard KY Appalachian Regional Healthcare Revenue	4.00	7-1-2051	250,000	263,026
Louisiana: 2.49%
Education revenue: 2.49%
Louisiana Public Facilities Authority Refunding Bonds Loyola University Project	4.00	10-1-2051	575,000	581,821
See accompanying notes to portfolio of investments

2  |  Allspring Managed Account CoreBuilder Shares - Series SM

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maryland: 1.99%
Education revenue: 1.15%
Prince Georges County MD Chesapeake Lighthouse Charter 144A	6.50%	8-1-2035	$ 250,000	$ 267,865
Housing revenue: 0.84%
Maryland CDA 144A	1.33	1-1-2024	200,000	196,378
				464,243
Massachusetts: 0.62%
Education revenue: 0.62%
Massachusetts Development Finance Agency Revenue Simmons University Collateral Series H (AGC Insured)	5.25	10-1-2033	125,000	145,173
Michigan: 6.78%
Education revenue: 2.54%
Central Michigan University General Revenue Bonds Series 2021	5.00	10-1-2026	175,000	196,425
Universal Academy Michigan Public School Revenue Refunding Bond	2.00	12-1-2026	425,000	396,937
				593,362
GO revenue: 4.24%
Redford MI Union School District # 1 Series 1 (Qualified School Board Loan Fund Insured)	5.00	11-1-2029	845,000	991,863
				1,585,225
Mississippi: 2.14%
Miscellaneous revenue: 2.14%
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2022	200,000	202,298
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2023	285,000	297,668
				499,966
Missouri: 0.69%
Health revenue: 0.69%
Missouri HEFA Lake Regional Health System	5.00	2-15-2025	150,000	161,939
New Hampshire: 2.48%
Health revenue: 2.48%
New Hampshire HEFA Concord Hospital Project Series A	5.00	10-1-2028	500,000	579,345
New Jersey: 4.00%
Miscellaneous revenue: 3.36%
New Jersey EDA School Facilities Construction Series Q	4.00	6-15-2034	750,000	786,620
Transportation revenue: 0.64%
New Jersey Transportation Trust Fund CAB Transportation System Series A ¤	0.00	12-15-2032	215,000	148,322
				934,942
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series SM  |  3

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 9.51%
Education revenue: 5.41%
Build New York City Resource Corporation Academic Leadership Charter Project	4.00%	6-15-2036	$ 400,000	$ 419,011
Build New York City Resource Corporation New World Preparatory Charter School Project	4.00	6-15-2031	300,000	307,369
New York Dormitory Authority Revenues Fordham University Series A	5.00	7-1-2041	285,000	312,219
Saint Lawrence County NY IDA Civic Development Corporation Clarkson University Project Series A	5.00	9-1-2040	100,000	113,419
Saint Lawrence County NY IDA Civic Development Corporation Clarkson University Project Series A	5.00	9-1-2041	100,000	113,080
				1,265,098
Transportation revenue: 2.18%
Metropolitan Transportation Authority Revenue Transportation Climate Bond Certified	4.00	11-15-2047	500,000	510,229
Water & sewer revenue: 1.92%
Buffalo NY Sewer Authority Green Bonds (BAM Insured)	5.00	6-15-2031	175,000	203,515
Western Nassau County NY Water Authority Series A Green Bonds	4.00	4-1-2041	225,000	246,593
				450,108
				2,225,435
North Carolina: 3.70%
Education revenue: 1.65%
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bond Campbell University Series A	5.00	10-1-2027	350,000	386,829
Miscellaneous revenue: 2.05%
Fayetteville State University Revenue Refunding Bond Limited Obligation Student Housing Project (AGM Insured) 144A	5.00	4-1-2025	445,000	479,306
				866,135
North Dakota: 2.37%
Health revenue: 1.23%
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2024	270,000	288,280
Miscellaneous revenue: 1.14%
University of North Dakota Certificate of Participation Housing Infrastructure Project Series A (AGM Insured)	5.00	6-1-2024	250,000	266,174
				554,454
See accompanying notes to portfolio of investments

4  |  Allspring Managed Account CoreBuilder Shares - Series SM

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 1.74%
Education revenue: 0.91%
Northeast Ohio Medical University General Receipts Refunding Bond Series B (BAM Insured)	5.00%	12-1-2023	$ 100,000	$ 105,026
Northeast Ohio Medical University General Receipts Refunding Bond Series B (BAM Insured)	5.00	12-1-2024	100,000	107,198
				212,224
Housing revenue: 0.83%
Columbus OH Metropolitan Housing Authority General Revenue	1.00	8-1-2024	200,000	193,814
				406,038
Oklahoma: 3.37%
Transportation revenue: 3.37%
Oklahoma Turnpike Authority Second Senior Revenue Bonds Series C	5.00	1-1-2047	705,000	788,340
Pennsylvania: 13.64%
Education revenue: 4.31%
Montgomery County PA IDA Germantown Academy Project	4.00	10-1-2046	400,000	414,964
Pennsylvania Higher Educational Facilities Authority Widener University Series A	4.00	7-15-2046	100,000	102,155
Pennsylvania Higher Educational Refunding Bond Drexel University	5.00	5-1-2026	445,000	491,170
				1,008,289
Health revenue: 3.25%
Lehigh County PA General Purpose Authority Revenues Good Shepherd Group Series A	4.00	11-1-2027	700,000	759,276
Transportation revenue: 3.84%
Pennsylvania Turnpike Commission Subordinated Revenue Refunding Bonds Series 2016	5.00	6-1-2028	275,000	301,805
Pennsylvania Turnpike Commission Subordinated Revenue Refunding Bonds Series B-1	5.00	6-1-2030	535,000	596,976
				898,781
Water & sewer revenue: 2.24%
Philadelphia PA Water & Wastewater Revenue Bonds Series C	5.00	10-1-2023	500,000	524,194
				3,190,540
Rhode Island: 2.91%
Education revenue: 2.91%
Rhode Island HEFA Providence College Project Series A	4.00	11-1-2050	645,000	680,036
Texas: 2.93%
Education revenue: 1.99%
Odessa College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2025	440,000	466,390
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series SM  |  5

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.94%
Upper Trinity Regional Water District Regional Treated Water Supply Project (BAM Insured)	4.00%	8-1-2038	$ 200,000	$ 218,738
				685,128
Washington: 1.71%
Housing revenue: 0.65%
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	3.00	10-1-2025	150,000	153,325
Utilities revenue: 1.06%
Seattle WA Municipal Light & Power Refunding Bond Series B (SIFMA Municipal Swap +0.25%) ±	0.74	5-1-2045	250,000	247,548
				400,873
Wisconsin: 1.95%
Education revenue: 0.88%
PFA Wisconsin Education Revenue Bonds Coral Academy of Science	4.00	7-1-2024	100,000	102,128
PFA Wisconsin Education Revenue Bonds Coral Academy of Science	4.00	7-1-2025	100,000	102,794
				204,922
Health revenue: 1.07%
PFA Wisconsin Hospital Revenue Carson Valley Medical Center Series A	3.00	12-1-2026	250,000	250,521
				455,443
Total Municipal obligations (Cost $24,819,198)				23,101,536

		Yield	Shares
Short-term investments: 0.73%
Investment companies: 0.73%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.30	171,546	171,632
Total Short-term investments (Cost $171,632)				171,632
Total investments in securities (Cost $24,990,830)	99.50%			23,273,168
Other assets and liabilities, net	0.50			117,471
Total net assets	100.00%			$23,390,639

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

6  |  Allspring Managed Account CoreBuilder Shares - Series SM

Portfolio of investments—March 31, 2022 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$144,685	$229,087	$(202,147)	$7	$0	$171,632	171,546	$14
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series SM  |  7

Notes to portfolio of investments—March 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$23,101,536	$0	$23,101,536
Short-term investments
Investment companies	171,632	0	0	171,632
Total assets	$171,632	$23,101,536	$0	$23,273,168
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.

8  |  Allspring Managed Account CoreBuilder Shares - Series SM